UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act file number: 811-4321

JPMorgan Value Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jeffrey L. Steele
JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Copies to:
Julian E. Markham, Esq.
Thompson, O'Donnell
1212 New York Avenue, Suite 1000, NW
Washington, DC 20005
(Counsel for the registrant)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: June 30, 2009
Date of reporting period: September 30, 2008

ITEM	ITEM 1 – Schedule of Investments

JPMorgan Value Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long-Term Investments — 98.9%
	Common Stocks — 98.9%
	Aerospace & Defense — 2.6%
55	Boeing Co.	3,137
213	Spirit Aerosystems Holdings, Inc., Class A (a)	3,420
137	United Technologies Corp.	8,253
		14,810
	Auto Components — 0.9%
133	Johnson Controls, Inc.	4,026
87	TRW Automotive Holdings Corp. (a)	1,380
		5,406
	Beverages — 0.6%
69	Coca-Cola Co. (The)	3,633

	Biotechnology — 1.7%
133	Amgen, Inc. (a)	7,865
43	Gilead Sciences, Inc. (a)	1,946
		9,811
	Capital Markets — 4.0%
40	Goldman Sachs Group, Inc. (The)	5,171
71	Merrill Lynch & Co., Inc.	1,789
344	Morgan Stanley	7,917
30	State Street Corp.	1,695
393	TD AMERITRADE Holding Corp. (a)	6,367
		22,939
	Chemicals — 2.1%
39	Air Products & Chemicals, Inc.	2,650
181	Dow Chemical Co. (The)	5,766
61	Rohm & Haas Co.	4,296
		12,712
	Commercial Banks — 3.5%
50	Comerica, Inc.	1,640
287	KeyCorp	3,425
372	Wells Fargo & Co.	13,965
38	Zions Bancorp	1,471
		20,501
	Communications Equipment — 3.3%
518	Cisco Systems, Inc. (a)	11,678
479	Corning, Inc.	7,493
		19,171

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long-Term Investments — Continued
	Consumer Finance — 2.4%
147	Capital One Financial Corp.	7,519
528	SLM Corp. (a)	6,509
		14,028
	Containers & Packaging — 0.9%
57	Ball Corp.	2,266
123	Sealed Air Corp.	2,713
		4,979
	Diversified Consumer Services — 0.2%
17	ITT Educational Services, Inc. (a)	1,403

	Diversified Financial Services — 8.0%
883	Bank of America Corp.	30,909
283	CIT Group, Inc.	1,972
633	Citigroup, Inc.	12,976
31	NYSE Euronext	1,202
		47,059
	Diversified Telecommunication Services — 4.7%
856	Verizon Communications, Inc.	27,461

	Electric Utilities — 4.0%
181	American Electric Power Co., Inc.	6,694
141	Edison International	5,643
77	Exelon Corp.	4,804
31	FirstEnergy Corp.	2,100
366	Sierra Pacific Resources	3,509
		22,750
	Electronic Equipment, Instruments & Components — 1.0%
145	Avnet, Inc. (a)	3,582
83	Tyco Electronics Ltd., (Bermuda)	2,288
		5,870
	Energy Equipment & Services — 0.7%
27	Baker Hughes, Inc.	1,615
23	Transocean, Inc. (a)	2,491
		4,106
	Food & Staples Retailing — 3.8%
211	CVS/Caremark Corp.	7,118
531	Safeway, Inc.	12,596
70	SYSCO Corp.	2,159
		21,873

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long-Term Investments — Continued
	Food Products — 2.1%
80	General Mills, Inc.	5,501
70	Kellogg Co.	3,929
87	Kraft Foods, Inc., Class A	2,862
		12,292
	Health Care Providers & Services — 2.8%
91	Aetna, Inc.	3,300
47	Cardinal Health, Inc.	2,334
51	McKesson Corp.	2,728
167	WellPoint, Inc. (a)	7,825
		16,187
	Hotels, Restaurants & Leisure — 0.9%
83	International Game Technology	1,433
185	Royal Caribbean Cruises Ltd.	3,848
		5,281
	Household Products — 2.3%
192	Procter & Gamble Co.	13,389

	Industrial Conglomerates — 2.4%
541	General Electric Co.	13,789

	Insurance — 5.6%
85	ACE Ltd., (Switzerland)	4,622
86	Assurant, Inc.	4,733
644	Genworth Financial, Inc., Class A	5,541
111	Old Republic International Corp.	1,412
59	Prudential Financial, Inc.	4,226
32	RenaissanceRe Holdings Ltd., (Bermuda)	1,665
166	Travelers Cos., Inc. (The)	7,509
147	XL Capital Ltd., (Bermuda), Class A	2,633
		32,341
	IT Services — 0.4%
124	Fidelity National Information Services, Inc.	2,291

	Machinery — 1.5%
114	Joy Global, Inc.	5,123
139	Kennametal, Inc.	3,781
		8,904
	Media — 5.2%
572	News Corp., Class A	6,863
275	Time Warner Cable, Inc., Class A (a)	6,651

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long-Term Investments — Continued
	Media — Continued
516	Time Warner, Inc.	6,760
157	Virgin Media, Inc.	1,238
264	Walt Disney Co. (The)	8,087
		29,599
	Multi-Utilities — 1.0%
358	CMS Energy Corp.	4,458
77	Xcel Energy, Inc.	1,534
		5,992
	Oil, Gas & Consumable Fuels — 15.2%
53	Anadarko Petroleum Corp.	2,589
47	Apache Corp.	4,870
258	Chevron Corp.	21,293
63	ConocoPhillips	4,642
45	Consol Energy, Inc.	2,042
490	Exxon Mobil Corp.	38,027
199	Marathon Oil Corp.	7,952
64	Occidental Petroleum Corp.	4,512
45	Peabody Energy Corp.	2,016
		87,943
	Paper & Forest Products — 0.6%
695	Domtar Corp., (Canada) (a)	3,196

	Pharmaceuticals — 7.4%
217	Abbott Laboratories (b)	12,483
300	Bristol-Myers Squibb Co.	6,245
434	Merck & Co., Inc.	13,685
576	Schering-Plough Corp.	10,646
		43,059
	Real Estate Investment Trusts (REITs) — 1.4%
88	Annaly Capital Management, Inc.	1,186
58	Apartment Investment & Management Co., Class A	2,042
62	Kimco Realty Corp.	2,292
62	Liberty Property Trust	2,336
		7,856
	Road & Rail — 2.2%
303	Hertz Global Holdings, Inc. (a)	2,293
160	Norfolk Southern Corp.	10,600
		12,893

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long-Term Investments — Continued
	Semiconductors & Semiconductor Equipment — 0.3%
80	Xilinx, Inc.	1,877

	Software — 1.7%
133	CA, Inc.	2,650
113	Microsoft Corp.	3,009
207	Symantec Corp. (a)	4,049
		9,708
	Thrifts & Mortgage Finance — 1.5%
29	Doral Financial Corp. (a)	312
1,213	MGIC Investment Corp.	8,526
		8,838

	Total Investments — 98.9%	573,947
	(Cost $623,736)
	Other Assets in Excess of Liabilities — 1.1%	6,243
	NET ASSETS — 100.0%	580,190

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a) Non-income producing security.
(b) All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward currency contracts.

As of September 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$40,572
Aggregate gross unrealized depreciation		(90,361)
Net unrealized appreciation/depreciation		($49,789)
Federal income tax cost of investments		$623,736

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007.  SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Investments in Securities

Level 1 - Quoted prices	$ 573,947
Level 2 - Other significant observable inputs	-
Level 3 - Significant unobservable inputs	-
Total	$ 573,947

ITEM 2.  Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By /s/ Jeffrey L. Steele
         Jeffrey L. Steele, President and Principal Executive Officer

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele

         Jeffrey L. Steele, President and Principal Executive Officer

Date: November 25, 2008

 By /s/ Michael W. Stockton
Michael W. Stockton, Vice President, Principal Financial Officer
           and Treasurer

Date: November 25, 2008